ALPS ETF TRUST

(the “Trust”)

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)
ALPS REIT Dividend DOGS ETF (NYSE ARCA: RDOG)

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

Barron’s 400SM ETF (NYSE ARCA: BFOR)

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

ALPS Clean Energy ETF (NYSE ARCA: ACES)

ALPS | O’Shares U.S. Quality Dividend ETF (NYSE ARCA: OUSA)

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (NYSE ARCA: OUSM)

ALPS | O’Shares Global Internet Giants ETF (NYSE ARCA: OGIG)

ALPS | O'Shares International Developed Quality Dividend ETF (NYSE ARCA: OEFA)

ALPS Electrification Infrastructure ETF (NASDAQ: ELFY)

(each, a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 20, 2026 TO EACH FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 31, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Charles Perkins no longer serves as Portfolio Manager of the Funds. Accordingly, all references to Mr. Perkins in each Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker continues to serve as Portfolio Manager of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

(the “Trust”)

ALPS Nautilus SMR, Nuclear & Technology ETF (NYSE ARCA: SMRF)

(the “Fund”)

SUPPLEMENT DATED AUGUST 20, 2026 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED FEBRUARY 18, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Charles Perkins no longer serves as Portfolio Manager of the Fund. Accordingly, all references to Mr. Perkins in the Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker and Kyle Kleckner continue to serve as Portfolio Managers of the Fund.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

(the “Trust”)

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

(the “Fund”)

SUPPLEMENT DATED AUGUST 20, 2026 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED JUNE 1, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Charles Perkins no longer serves as Portfolio Manager of the Fund. Accordingly, all references to Mr. Perkins in the Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker continues to serve as Portfolio Manager of the Fund.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE